Schedule of Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consulting fees paid or accrued to officers or their companies	$ 850,028	$ 610,821	$ 539,706
Director's fees	$ 2,316	$ 2,310	$ 2,267
Stock option grants to officers and directors	0	610,000	400,000
Stock option grant price range	$ 0.00	$ 0.24	$ 0.31